Financing Income and Expenses (Schedule of Composition of Financing Income and Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financing income and expenses [Abstract]
Net change in the fair value of financial assets measured by fair value through profit or loss		₪ 36	₪ 12
Interest revenues from loans	4	11	3
Other	6	2	4
Financing revenues	10	49	19
Net change in the fair value of financial assets measured by fair value through profit or loss	(19)
Interest expenses and index linkage differentials for long-term liabilities	(96)	(123)	(138)
Net change in the fair value of derivatives	(8)	(12)	(7)
Expenses from discount amortization	(29)	(27)	(26)
Financing expenses for liabilities for leases	(25)	(24)
Other	(5)	(7)	(19)
Financing expenses	(182)	(193)	(190)
Net financing expenses recognized in profit or loss	₪ (172)	₪ (144)	₪ (171)